Schedule of investments
Delaware Ivy VIP Pathfinder Aggressive
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 100.04%
Fixed Income Funds — 15.20%
Delaware Ivy VIP Corporate Bond Class II	1,064,363	$ 4,629,979
Delaware Ivy VIP High Income Class I	47,511	132,081
Delaware Ivy VIP Limited-Term Bond Class II	628,101	2,876,701
		7,638,761
Global / International Equity Fund — 30.33%
Delaware Ivy VIP International Core Equity Class II	1,012,727	15,241,547
		15,241,547
US Equity Funds — 54.51%
Delaware Ivy VIP Core Equity Class II	627,203	7,125,023
Delaware Ivy VIP Growth Class II	813,420	7,125,557
Delaware Ivy VIP Mid Cap Growth Class I	328,616	2,931,251
Delaware Ivy VIP Small Cap Growth Class II	111,090	606,553
Delaware Ivy VIP Smid Cap Core Class II	264,166	2,697,136
Delaware Ivy VIP Value Class II	1,507,064	6,902,354
		27,387,874
Total Affiliated Mutual Funds (cost $64,389,618)		50,268,182

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	30,781	$ 30,781
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	30,781	30,781
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	30,781	30,781
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	30,781	30,781
Total Short-Term Investments (cost $123,124)		123,124

Total Value of Securities—100.29% (cost $64,512,742)		50,391,306
Liabilities Net of Receivables and Other Assets—(0.29%)		(144,048)
Net Assets Applicable to 14,848,429 Shares Outstanding—100.00%		$50,247,258
NQ- IV045 [0923] 1123 (3217148)    1